UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09191

Name of Fund:	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock

              MuniHoldings Quality Fund II, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2019

Date of reporting period: 10/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) October 31, 2018	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 131.0%

Alabama — 3.4%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC), 6.00%, 06/01/19(a)	$5,225	$5,345,854
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	940	1,016,140
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	3,200	3,583,680

		9,945,674
California — 19.1%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(a)	2,865	3,072,340
California Municipal Finance Authority, ARB, Senior Lien, Linxs APM Project, AMT, 5.00%, 12/31/43	1,400	1,496,152
City & County of San Francisco California Airports Commission, ARB, Special Facility Lease, SFO Fuel, Series A, AMT (AGM), 6.10%, 01/01/20	465	466,395
City & County of San Francisco California Airports Commission, Refunding ARB, AMT, Series A:
2nd, 5.50%, 05/01/28	1,800	2,008,062
2nd, 5.25%, 05/01/33	1,410	1,535,730
5.00%, 05/01/44	1,860	2,002,271
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT, 5.50%, 03/01/30	4,045	4,306,549
City of Sunnyvale California, Refunding RB, 5.25%, 04/01/20(a)	2,800	2,932,608
County of Riverside Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/40	4,500	5,101,380
Emery Unified School District, GO, Election of 2010, Series A (AGM), 5.50%, 08/01/21(a)	1,875	2,051,625
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	2,445	2,780,185
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 08/01/20(a)	2,000	2,115,960
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 08/01/21(a)	2,670	2,925,279

Security	Par (000)	Value
California (continued)
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series J:
5.25%, 05/15/23(a)	$5,905	$6,708,493
5.25%, 05/15/38	1,675	1,848,664
State of California Public Works Board, LRB, Various Capital Projects, Series I:
5.50%, 11/01/30	5,000	5,640,400
5.50%, 11/01/31	3,130	3,526,227
5.50%, 11/01/33	3,000	3,372,300
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 09/01/33	1,260	1,397,315
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/40	940	1,069,015

		56,356,950
Colorado — 2.2%
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	1,500	1,680,000
5.50%, 11/15/30	565	631,122
5.50%, 11/15/31	675	752,989
Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (AGM), 6.00%, 05/15/19(a)	3,300	3,371,808

		6,435,919
Connecticut — 1.0%
State of Connecticut, GO, Series A, 5.00%, 04/15/38	1,690	1,804,075
State of Connecticut Health & Educational Facility Authority, Refunding RB, Sacred Heart University Issue, Series I-1, 5.00%, 07/01/42	1,015	1,089,420

		2,893,495
Florida — 17.9%
County of Broward Florida Airport System, ARB, Series A, AMT, 5.00%, 10/01/45	1,440	1,543,248
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.13%, 10/01/38	5,665	6,114,291
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	2,995	3,330,320
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	2,500	2,660,900

1

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Florida (continued)
County of Lee Florida HFA, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 6.00%, 09/01/40	$180	$181,719
County of Miami-Dade Florida, RB, Seaport Department:
Series A, 5.38%, 10/01/33	1,765	1,936,540
Series A, 5.50%, 10/01/42	3,000	3,274,290
Series B, AMT, 6.25%, 10/01/38	800	901,968
Series B, AMT, 6.00%, 10/01/42	1,060	1,185,748
County of Miami-Dade Florida, Refunding RB, Water & Sewer System, Series B, 5.25%, 10/01/29	3,130	3,476,648
County of Miami-Dade Florida Aviation, Refunding ARB, Series A, AMT, 5.00%, 10/01/31	5,155	5,507,396
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/32	5,000	5,336,050
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 08/01/19(a)	7,600	7,801,248
Reedy Creek Florida Improvement District, GO, Series A, 5.25%, 06/01/32	1,805	2,006,961
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/21(a)	6,965	7,555,075

		52,812,402
Hawaii — 1.7%
State of Hawaii Airports System, ARB, Series A, AMT, 5.00%, 07/01/45	2,805	3,037,422
State of Hawaii Airports System, COP, AMT:
5.25%, 08/01/25	740	811,750
5.25%, 08/01/26	1,205	1,315,716

		5,164,888
Illinois — 15.5%
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, AMT:
5.00%, 01/01/41	1,140	1,207,921
5.50%, 01/01/28	1,000	1,095,900
5.50%, 01/01/29	1,500	1,642,005
5.38%, 01/01/33	2,000	2,171,480
City of Chicago Illinois O’Hare International Airport, GARB:
3rd Lien, Series A, 5.75%, 01/01/21(a)	1,680	1,806,403
3rd Lien, Series A, 5.75%, 01/01/39	320	339,120

Security	Par (000)	Value
Illinois (continued)
City of Chicago Illinois O’Hare International Airport, GARB (continued):
3rd Lien, Series C, 6.50%, 01/01/21(a)	$9,085	$9,909,827
Senior Lien, Series D, AMT, 5.00%, 01/01/42	735	778,894
City of Chicago Illinois Transit Authority, RB:
Federal Transit Administration, Section 5309, Series A (AGC), 6.00%, 12/01/18(a)	3,400	3,411,390
Sales Tax Receipts, 5.25%, 12/01/36	2,940	3,090,675
Sales Tax Receipts, 5.25%, 12/01/40	1,500	1,575,090
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 01/01/42	2,985	3,097,893
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.25%, 12/01/30	1,270	1,322,146
5.50%, 12/01/38	1,205	1,252,477
5.25%, 12/01/43	2,960	3,034,059
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C, 5.00%, 02/15/41	975	1,058,168
Railsplitter Tobacco Settlement Authority, RB(a):
5.50%, 06/01/21	2,350	2,537,318
6.00%, 06/01/21	670	731,754
State of Illinois, GO:
5.25%, 02/01/31	1,495	1,548,192
5.25%, 02/01/32	2,320	2,394,890
5.50%, 07/01/33	1,000	1,054,480
5.50%, 07/01/38	700	731,801

		45,791,883
Indiana — 1.0%
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC):
5.50%, 01/01/19(a)	465	467,785
5.50%, 01/01/38	1,905	1,915,935
State of Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 07/01/40	460	482,963

		2,866,683

2

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Iowa — 0.7%
Iowa Finance Authority, RB, Lifespace Communities, Series A, 5.00%, 05/15/48	$1,950	$1,992,081

Louisiana — 1.5%
Lake Charles Louisiana Harbor & Terminal District, RB, Series B, AMT (AGM), 5.50%, 01/01/29	2,225	2,456,667
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 05/15/29	2,020	2,051,613

		4,508,280
Maryland — 2.7%
County of Howard Maryland Housing Commission, RB, M/F Housing, Woodfield Oxford Square Apartments, 5.00%, 12/01/42	2,450	2,625,297
Maryland Stadium Authority, RB, Construction and Revitalization Program, 5.00%, 05/01/34	4,780	5,392,175

		8,017,472
Massachusetts — 1.0%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A:
5.00%, 01/01/47	420	440,038
5.25%, 01/01/42	940	1,004,211
Massachusetts Development Finance Agency, Refunding RB, Emerson College, Series A, 5.00%, 01/01/40	1,025	1,084,389
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	485	487,081

		3,015,719
Michigan — 1.2%
Hudsonville Michigan Public Schools, GO, School Building & Site (Q-SBLF), 5.25%, 05/01/21(a)	3,420	3,677,287

Minnesota — 1.0%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC):
6.50%, 11/15/18(a)	305	305,512
6.50%, 11/15/38	1,670	1,672,806
County of St. Paul Minnesota Housing & Redevelopment Authority, Refunding RB, Fairview Health Services, Series A, 4.00%, 11/15/43	985	956,140

		2,934,458

Security	Par (000)	Value
Mississippi — 1.3%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	$2,225	$2,611,238
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 08/01/23(a)	1,000	1,129,990

		3,741,228
Montana — 0.3%
Montana State Board of Housing, RB, S/F, Series B-2:
3.38%, 12/01/37	420	393,204
3.50%, 12/01/42	185	169,569
3.60%, 12/01/47	280	253,246

		816,019
Nevada — 2.3%
City of Carson City Nevada, Refunding RB, Carson Tahoe Regional Healthcare Project, 5.00%, 09/01/42	580	613,907
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 07/01/39	3,210	3,313,137
County of Clark Nevada, GO, Stadium Improvement, Series A:
5.00%, 06/01/36	2,065	2,325,975
5.00%, 06/01/37	500	561,890

		6,814,909
New Jersey — 8.1%
New Jersey EDA, RB:
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	1,940	2,075,373
Private Activity Bond, Goethals Bridge Replacement Project, AMT (AGM), 5.00%, 01/01/31	1,355	1,463,481
State Government Buildings Project, Series A, 5.00%, 06/15/47	2,500	2,571,800
New Jersey Health Care Facilities Financing Authority, RB, Virtua Health, Series A (AGC), 5.50%, 07/01/38	3,400	3,476,160
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing, Series BB, AMT, 3.80%, 10/01/32	2,455	2,354,271

3

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AGC), 5.63%, 12/15/28	$2,930	$2,943,185
Series AA, 5.50%, 06/15/39	3,040	3,225,197
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A, 5.00%, 12/15/32	2,735	2,916,057
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.25%, 06/01/46	2,355	2,489,259
Sub-Series B, 5.00%, 06/01/46	445	450,732

		23,965,515
New York — 9.6%
City of New York New York, GO, Sub-Series F-1, 5.00%, 04/01/36	3,590	4,024,749
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series EE, 5.38%, 06/15/43	2,220	2,356,086
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2009, Series EE, 5.25%, 06/15/40	6,930	7,050,929
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(a)	580	627,264
5.75%, 02/15/47	360	385,243
Metropolitan Transportation Authority, RB:
Series A, 5.25%, 11/15/21(a)	8,500	9,286,080
Series A-1, 5.25%, 11/15/39	1,550	1,685,424
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 166th Series, 5.25%, 07/15/36	2,000	2,121,960
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	895	916,283

		28,454,018
Ohio — 0.9%
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 02/15/31	2,500	2,748,850

Security	Par (000)	Value
Oklahoma — 0.5%
Oklahoma Development Finance Authority, RB, Provident Oklahoma Education Resources, Inc., Cross Village Student Housing Project, Series A, 5.25%, 08/01/57	$1,640	$1,509,062

Pennsylvania — 8.2%
Altoona Area School District, GO, 5.00%, 12/01/36	185	202,022
County of Delaware Springfield School District, GO:
5.00%, 03/01/40	1,485	1,650,949
5.00%, 03/01/43	1,100	1,220,153
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jeferson University, Series A, 5.00%, 09/01/48	1,690	1,816,209
County of Northampton Pennsylvania General Purpose Authority, Refunding RB, Lafayette College, 4.00%, 11/01/38	5,930	5,881,611
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/36	2,215	2,439,667
Pennsylvania Housing Finance Agency, RB, S/F, Series 125B, 3.65%, 10/01/42	3,000	2,786,730
Pennsylvania Turnpike Commission, RB, Sub-Series B-1, 5.25%, 06/01/47	2,300	2,470,683
Swarthmore Borough Authority, RB, Swarthmore College, 5.00%, 09/15/47	1,600	1,803,040
Township of Bristol Pennsylvania School District, GO:
5.25%, 06/01/37	2,500	2,701,175
5.25%, 06/01/43	1,100	1,182,720

		24,154,959
South Carolina — 6.1%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	3,760	4,216,050
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
6.00%, 07/01/38	2,940	3,289,831
5.50%, 07/01/41	2,500	2,740,350
State of South Carolina Ports Authority, RB, AMT, 5.25%, 07/01/50	1,870	2,020,217

4

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
South Carolina (continued)
State of South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/53	$1,000	$1,054,670
State of South Carolina Public Service Authority, Refunding RB:
Series C, 5.00%, 12/01/46	1,000	1,039,780
Series E, 5.25%, 12/01/55	3,500	3,703,175

		18,064,073
Tennessee — 1.1%
Metropolitan Nashville Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/40	3,000	3,215,490

Texas — 11.9%
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 03/01/37	2,345	2,565,664
City of Houston Texas Airport System Revenue, Refunding RB, Sub-Series D, 5.00%, 07/01/37	2,010	2,237,874
City of Houston Texas Combined Utility System, Refunding RB, Combined 1st Lien, Series A (AGC)(a):
6.00%, 05/15/19	6,345	6,482,369
6.00%, 05/15/19	355	362,782
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Christus Health, Series A (AGC):
6.50%, 01/01/19(a)	620	624,693
6.50%, 07/01/37	2,380	2,398,302
Dallas Texas Area Rapid Transit, Refunding RB, Senior Lien (a):
5.25%, 12/01/18	2,605	2,612,112
5.25%, 12/01/18	1,950	1,955,401
Dallas-Fort Worth Texas International Airport, ARB, Joint Improvement, AMT:
Series A, 5.00%, 11/01/38	1,615	1,670,814
Series H, 5.00%, 11/01/37	1,810	1,890,817
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/33	2,155	2,404,140
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 09/01/21(a)	5,480	5,954,568
North Texas Tollway Authority, Refunding RB, 1st Tier:
System, Series K-2 (AGC), 6.00%, 01/01/19(a)	1,000	1,006,520
Series A, 5.00%, 01/01/48	1,775	1,924,136

Security	Par (000)	Value
Texas (continued)
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/38	$1,070	$1,172,003

		35,262,195
Vermont — 0.9%
University of Vermont & State Agricultural College, Refunding RB, 5.00%, 10/01/43	2,535	2,797,398

Virginia — 2.5%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 01/01/43	945	1,010,451
State of Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18(a)	2,195	2,202,968
Virginia Small Business Financing Authority, RB, Transform 66 P3 Project, AMT, 5.00%, 12/31/49	4,000	4,191,600

		7,405,019
Washington — 6.4%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 02/01/21(a)	2,400	2,563,920
Port of Seattle Washington, ARB, Intermediate Lien, Series C, AMT:
5.00%, 05/01/37	2,485	2,705,469
5.00%, 05/01/42	660	710,101
State of Washington, COP, Series B:
5.00%, 07/01/36	1,000	1,114,230
5.00%, 07/01/38	1,155	1,270,096
State of Washington, GO:
Series C, 5.00%, 02/01/36	7,565	8,511,760
Various Purposes, Series B, 5.25%, 02/01/21(a)	1,865	1,992,379

		18,867,955
Wisconsin — 0.8%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Milwaukee Regional Medical Center Thermal Service, 5.00%, 04/01/44(b)	2,065	2,258,821

Wyoming — 0.2%
State of Wyoming Municipal Power Agency, Inc., Refunding RB, Series A (BAM), 5.00%, 01/01/42	570	618,011

Total Municipal Bonds — 131.0% (Cost — $374,604,841)		387,106,713

5

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond Trusts(c)

California — 2.8%
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2 Bonds, 5.00%, 10/01/47	$7,499	$8,247,488

Colorado — 1.2%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Sub-System, Series A, AMT, 5.25%, 12/01/43(d)	3,262	3,637,415

Connecticut — 1.1%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	3,061	3,317,955

Illinois — 4.3%
City of Chicago Illionis Waterworks, Refunding RB, Water Revenue Project (AGM), 2nd Lien:
2017, 5.25%, 11/01/33	2,628	2,629,424
2017, 5.25%, 11/01/33	763	763,090
5.25%, 11/01/33	576	576,128
State of Illinois Toll Highway Authority, RB:
Series A, 5.00%, 01/01/40	1,980	2,150,893
Series B, 5.00%, 01/01/40	6,148	6,626,373

		12,745,908
Maryland — 0.9%
City of Baltimore Maryland Water Utility Fund, RB, Wastewater Project, Series A, 5.00%, 07/01/46	2,499	2,738,645

Nevada — 2.9%
County of Clark Nevada Water Reclamation District, GO, Series B, 5.50%, 07/01/19(a)	8,247	8,442,673

New Jersey — 1.6%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	3,041	3,061,238

Security	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(d)	$1,500	$1,562,022

		4,623,260
New York — 7.3%
City of New York Municipal Water Finance Authority, Refunding RB, Series FF, 5.00%, 06/15/45	5,958	6,411,392
City of New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 01/15/39	2,300	2,315,565
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	7,515	8,100,308
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(d)	4,400	4,789,332

		21,616,597
Pennsylvania — 1.9%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/38(d)	3,600	3,556,836
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/38	1,963	2,122,389

		5,679,225
Texas — 1.6%
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Baylor Health Care System Project, Series A, 5.00%, 11/15/38	4,296	4,583,639

Health — 0.9%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/19(a)	2,504	2,563,932

Virginia — 1.4%
County of Fairfax Virginia EDA, RB, Metrorail Parking System Project, 5.00%, 04/01/47(d)	3,720	4,103,569

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 27.9% (Cost — $81,603,369)		82,300,306

Total Long-Term Investments — 158.9% (Cost — $456,208,210)		469,407,019

6

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Securities — 0.8%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.45%(e)(f)	2,471,199	$2,471,446

Total Short-Term Securities — 0.8% (Cost — $2,471,446)		2,471,446

Total Investments — 159.7% (Cost — $458,679,656)		471,878,465
Other Assets Less Liabilities — 1.1%		3,498,731
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (16.5)%		(48,890,812)
VMTP Shares at Liquidation Value — (44.3)%		(131,000,000)

Net Assets Applicable to Common Shares — 100.0%		$295,486,384

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	When-issued security.
(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(d)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement(s), which expire between June 15, 2019 to June 1, 2026, is $ 9,048,085.

(e)	Annualized 7-day yield as of period end.
(f)

During the period ended October 31, 2018, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/2018	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	2,901,453	(430,254)	2,471,199	$2,471,446	$10,098	$(3)	$(289)

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

BAM — Build America Mutual Assurance Co.

BARB — Building Aid Revenue Bonds

COP — Certificates of Participation

EDA — Economic Development Authority

GARB — General Airport Revenue Bonds

GO — General Obligation Bonds

HFA — Housing Finance Agency

IDA — Industrial Development Authority

IDB — Industrial Development Board

LRB — Lease Revenue Bonds

M/F — Multi-Family

RB — Revenue Bonds

S/F — Single-Family

7

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	17	12/19/18	$2,013	$15,460
Long U.S. Treasury Bond	51	12/19/18	7,044	170,340
5-Year U.S. Treasury Note	35	12/31/18	3,933	20,021

				$205,821

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

8

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments (a)	$—	$469,407,019	$—	$469,407,019
Short-Term Securities	2,471,446	—	—	2,471,446

	$2,471,446	$469,407,019	$—	$471,878,465

Derivative Financial Instruments (b)
Assets:
Interest rate contracts	$205,821	$—	$—	$205,821

(a)	See above Schedule of Investments for values in each state or political subdivision
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(48,726,703)	$—	$(48,726,703)
VMTP Shares at Liquidation Value	—	(131,000,000)	—	(131,000,000)

	$—	$(179,726,703)	$—	$(179,726,703)

During the period ended October 31, 2018, there were no transfers between levels.

9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

               Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Quality Fund II, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Quality Fund II, Inc.

Date: December 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Quality Fund II, Inc.

Date: December 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Quality Fund II, Inc.

Date: December 19, 2018